PROPERTY, PLANT, AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT, AND EQUIPMENT

NOTE 8. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	June 30, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	489,749	469,338
Leasehold improvements	1,910,719	1,910,719
Computer hardware & equipment	138,317	114,525
Other	680,717	579,547
	4,106,648	3,961,275
Less: accumulated depreciation and amortization	(1,201,114)	(925,428)
Total property, plant, and equipment	$2,905,534	$3,035,847

The Company incurred approximately $138,000 and $58,000 of depreciation expense for the three months ended June 30, 2023 and 2022, and $276,000 and $103,000 for the six months ended June 30, 2023 and 2022, respectively. Depreciation expense was included in operating expenses on the condensed combined carve-out statements of operations.

Note 7. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	December 31, 2022	December 31, 2021
Displays	$312,146	$305,558
Furniture and fixtures	469,338	71,600
Leasehold improvements	1,910,719	112,503
Computer hardware & equipment	114,525	84,887
Building	575,000	-
Other	579,547	243,257
	3,961,275	817,805
Less: accumulated depreciation and amortization	(925,428)	(645,303)
Total property and equipment	$3,035,847	$172,502

The Company incurred approximately $280,000 and $108,000 depreciation expense for the years ended December 31, 2022 and 2021, respectively.

Mother Earth's Storehouse, Inc. [Member]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT, AND EQUIPMENT

The Company provides for depreciation on a straight-line basis. Property, plant and equipment is comprised of the following at December 31, and estimated useful lives of the related assets are as follows:

	2021	2020	Years
Building and improvements	$386,362	$386,362	10-40
Leasehold improvements	1,587,125	1,587,125	15
Furniture and fixtures	121,273	92,714	7
Office equipment	11,685	31,724	5-7
Machinery and equipment	421,925	443,152	5-7
Total	2,528,370	2,541,077
Accumulated depreciation	(1,642,953)	(1,546,897)
	$885,417	$994,180

Depreciation expense amounted to $146,437 and $199,896 for the years ended December 31, 2021 and 2020, respectively.

Greens Natural Foods, Inc. [Member]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment is comprised of the following at December 31, 2021, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$42,263	5-7
Leasehold improvements	1,816,917	15
Furniture and fixtures	1,582,635	7
Office equipment	46,331	5-7
Machinery and equipment	2,035,287	5-7
Total	5,523,433
Accumulated depreciation	(3,776,457)
	$1,746,976

Depreciation expense amounted to $430,083 for the year ended December 31, 2021.